Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	CENTERRA GOLD INC.
Document Type	40-F
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Entity File Number	001-40324
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1 University Avenue
Entity Address, Address Line Two	Suite 1500
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2P1
City Area Code	416
Local Phone Number	204-1953
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CGAU
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	218,430,725
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Entity Central Index Key	0001854640
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON, Canada
Auditor Firm ID	85
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System